Loans and Allowance for Credit Losses, Troubled Debt Restructurings Modifications by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 4,786	$ 5,578	$ 6,718
Financial effects of modifications [Abstract]
Charge-offs	$ 97	$ 262	$ 485
Weighted average interest rate reduction	8.06%	5.92%	4.13%
Loans and Leases Receivable, Net Amount	$ 943,335	$ 945,766
Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	242	287	$ 408
troubled debt restructuring balance [Member]
Financial effects of modifications [Abstract]
Loans and Leases Receivable, Net Amount	15,500	17,800
Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	541	646	888
Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	4,003	4,645	5,422
Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	638	774	1,128
Loans remodified [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,900	2,100	1,600
Principal Forgiveness [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	28	32	67
Commercial Portfolio Segment [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	2,859	3,616	4,100
Financial effects of modifications [Abstract]
Charge-offs	$ 58	$ 193	$ 361
Weighted average interest rate reduction	1.00%	1.00%	1.51%
Commercial Portfolio Segment [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 13	$ 29	$ 44
Commercial Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	73	105	262
Commercial Portfolio Segment [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	2,773	3,482	3,794
Commercial Portfolio Segment [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	73	105	262
Commercial and Industrial Loans [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	2,352	2,981	3,326
Financial effects of modifications [Abstract]
Charge-offs	$ 58	$ 173	$ 360
Weighted average interest rate reduction	1.18%	0.64%	1.91%
Commercial and Industrial Loans [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 13	$ 24	$ 42
Commercial and Industrial Loans [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	29	45	130
Commercial and Industrial Loans [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	2,310	2,912	3,154
Commercial and Industrial Loans [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	29	45	130
Commercial Real Estate Mortgage [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	419	571	667
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 20	$ 1
Weighted average interest rate reduction	0.88%	1.28%	1.15%
Commercial Real Estate Mortgage [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 0	$ 5	$ 2
Commercial Real Estate Mortgage [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	44	59	105
Commercial Real Estate Mortgage [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	375	507	560
Commercial Real Estate Mortgage [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	44	59	105
Commercial Real Estate Construction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	25	27	99
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.69%	1.02%
Commercial Real Estate Construction [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 0	$ 0	$ 0
Commercial Real Estate Construction [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	1	27
Commercial Real Estate Construction [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	25	26	72
Commercial Real Estate Construction [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	1	27
Lease Financing [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	63	37	8
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Lease Financing [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 0	$ 0	$ 0
Lease Financing [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0
Lease Financing [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	63	37	8
Lease Financing [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0
Consumer Portfolio Segment [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,927	1,962	2,618
Financial effects of modifications [Abstract]
Charge-offs	$ 39	$ 69	$ 124
Weighted average interest rate reduction	8.96%	6.70%	4.92%
Consumer Portfolio Segment [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 229	$ 258	$ 364
Consumer Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	468	541	626
Consumer Portfolio Segment [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,230	1,163	1,628
Consumer Portfolio Segment [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	565	669	866
Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,277	1,406	2,037
Financial effects of modifications [Abstract]
Charge-offs	$ 4	$ 15	$ 49
Weighted average interest rate reduction	2.25%	2.57%	2.69%
Real estate 1-4 family first mortgage [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 209	$ 231	$ 338
Real estate 1-4 family first mortgage [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	26	140	288
Real estate 1-4 family first mortgage [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,042	1,035	1,411
Real estate 1-4 family first mortgage [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	119	257	507
Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	161	188	238
Financial effects of modifications [Abstract]
Charge-offs	$ 5	$ 14	$ 37
Weighted average interest rate reduction	2.14%	3.26%	3.07%
Real estate 1-4 family junior lien mortgage [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 7	$ 25	$ 23
Real estate 1-4 family junior lien mortgage [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	41	82	109
Real estate 1-4 family junior lien mortgage [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	113	81	106
Real estate 1-4 family junior lien mortgage [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	45	93	130
Credit Card [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	336	257	180
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	12.54%	11.98%	12.09%
Credit Card [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 0	$ 0	$ 0
Credit Card [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	336	257	180
Credit Card [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0
Credit Card [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	336	257	180
Automobile [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	84	84	75
Financial effects of modifications [Abstract]
Charge-offs	$ 30	$ 39	$ 36
Weighted average interest rate reduction	6.21%	5.89%	6.07%
Automobile [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 13	$ 2	$ 2
Automobile [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	16	15	16
Automobile [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	55	67	57
Automobile [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	16	15	16
Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	61	55	44
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 1	$ 2
Weighted average interest rate reduction	7.95%	7.47%	6.83%
Other revolving credit and installment [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 0	$ 0	$ 1
Other revolving credit and installment [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	49	47	33
Other revolving credit and installment [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	12	8	10
Other revolving credit and installment [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	49	47	33
Trial modifications [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	8	(28)	44
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Trial modifications [Member] | Modification to principal [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 0	$ 0	$ 0
Trial modifications [Member] | Contractual Interest Rate Reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0
Trial modifications [Member] | Modifications, other concessions [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	8	(28)	44
Trial modifications [Member] | Modification of recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 0	$ 0	$ 0